Quarterly Financial Data (Unaudited) (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Data [Abstract]
Total revenue		$ 102,765	$ 70,624	$ 69,851	$ 68,303	$ 66,325	$ 65,270	$ 63,053	$ 63,082
Net income (loss) attributable to stockholders	$ (11,351)	$ (30,072)	$ (8,232)	$ (1,193)	$ 1,106	$ 3,689	$ 2,464	$ 560	$ 2,219	$ (12,951)	$ (87)	$ (38,391)	$ 8,932	$ 13,360
Net income (loss) per share - basic and diluted	$ (0.06)	$ (0.17)	$ (0.04)	$ (0.01)	$ 0.01	$ 0.02	$ 0.01	$ 0	$ 0.01	$ (0.07)	$ 0	$ (0.21)	$ 0.05	$ 0.07